Offerings	Sep. 01, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Fee Rate	0.01381%
Offering Note	There are being registered hereunder such indeterminate number of shares of common stock and preferred stock, such indeterminate principal amount of debt securities, such indeterminate number of warrants to purchase common stock, preferred stock or debt securities and such indeterminate number of units as may be sold by the registrant from time to time at indeterminate prices. Any securities registered hereunder may be sold separately or in combination with other securities registered hereunder. In reliance on and in accordance with Rules 456(b) and Rule 457(r) of the Securities Act of 1933, as amended (the "Securities Act"), the registrant is deferring payment of all registration fees. All registration fees will be paid subsequently on a "pay as you go" basis.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.0001 per share
Fee Rate	0.01381%
Offering Note	There are being registered hereunder such indeterminate number of shares of common stock and preferred stock, such indeterminate principal amount of debt securities, such indeterminate number of warrants to purchase common stock, preferred stock or debt securities and such indeterminate number of units as may be sold by the registrant from time to time at indeterminate prices. Any securities registered hereunder may be sold separately or in combination with other securities registered hereunder. In reliance on and in accordance with Rules 456(b) and Rule 457(r) of the Securities Act of 1933, as amended (the "Securities Act"), the registrant is deferring payment of all registration fees. All registration fees will be paid subsequently on a "pay as you go" basis.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	There are being registered hereunder such indeterminate number of shares of common stock and preferred stock, such indeterminate principal amount of debt securities, such indeterminate number of warrants to purchase common stock, preferred stock or debt securities and such indeterminate number of units as may be sold by the registrant from time to time at indeterminate prices. Any securities registered hereunder may be sold separately or in combination with other securities registered hereunder. In reliance on and in accordance with Rules 456(b) and Rule 457(r) of the Securities Act of 1933, as amended (the "Securities Act"), the registrant is deferring payment of all registration fees. All registration fees will be paid subsequently on a "pay as you go" basis.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	There are being registered hereunder such indeterminate number of shares of common stock and preferred stock, such indeterminate principal amount of debt securities, such indeterminate number of warrants to purchase common stock, preferred stock or debt securities and such indeterminate number of units as may be sold by the registrant from time to time at indeterminate prices. Any securities registered hereunder may be sold separately or in combination with other securities registered hereunder. In reliance on and in accordance with Rules 456(b) and Rule 457(r) of the Securities Act of 1933, as amended (the "Securities Act"), the registrant is deferring payment of all registration fees. All registration fees will be paid subsequently on a "pay as you go" basis.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	There are being registered hereunder such indeterminate number of shares of common stock and preferred stock, such indeterminate principal amount of debt securities, such indeterminate number of warrants to purchase common stock, preferred stock or debt securities and such indeterminate number of units as may be sold by the registrant from time to time at indeterminate prices. Any securities registered hereunder may be sold separately or in combination with other securities registered hereunder. In reliance on and in accordance with Rules 456(b) and Rule 457(r) of the Securities Act of 1933, as amended (the "Securities Act"), the registrant is deferring payment of all registration fees. All registration fees will be paid subsequently on a "pay as you go" basis.